General accounting policies	12 Months Ended
Dec. 31, 2018
General accounting policies
General accounting policies

1) General accounting policies

1.1) Accounting policies

A)  Principles of consolidation

Entities that are directly controlled by the parent company or indirectly controlled by other consolidated entities are fully consolidated.

Investments in joint ventures are consolidated under the equity method. The Group accounts for joint operations by recognizing its share of assets, liabilities, income and expenses.

Investments in associates, in which the Group has significant influence, are accounted for by the equity method. Significant influence is presumed when the Group holds, directly or indirectly (e.g. through subsidiaries), 20% or more of the voting rights. Companies in which ownership interest is less than 20%, but over which the Company is deemed to exercise significant influence, are also accounted for by the equity method.

All internal balances, transactions and income are eliminated.

B)  Business combinations

Business combinations are accounted for using the acquisition method. This method requires the recognition of the acquired identifiable assets and assumed liabilities of the companies acquired by the Group at their fair value.

The value of the purchase price is finalized up to a maximum of one year from the acquisition date.

The acquirer shall recognize goodwill at the acquisition date, being the excess of:

▪

The consideration transferred, the amount of non-controlling interests and, in business combinations achieved in stages, the fair value at the acquisition date of the investment previously held in the acquired company;

▪	Over the fair value at the acquisition date of acquired identifiable assets and assumed liabilities.

If the consideration transferred is lower than the fair value of acquired identifiable assets and assumed liabilities, an additional analysis is performed on the identification and valuation of the identifiable elements of the assets and liabilities. After having completed such additional analysis, any badwill is recorded as income.

Non-controlling interests are measured either at their proportionate share in the net assets of the acquired company or at fair value.

In transactions with non-controlling interests, the difference between the price paid (received) and the book value of non-controlling interests acquired (sold) is recognized directly in equity.

C)  Foreign currency translation

The presentation currency of the Group's Consolidated Financial Statements is the US dollar. However the functional currency of the parent company is the euro. The resulting currency translation adjustments are presented on the line "currency translation adjustment generated by the parent company" of the consolidated statement of comprehensive income, within "items not potentially reclassifiable to profit and loss". In the balance sheet, they are recorded in "currency translation adjustment".

The financial statements of subsidiaries are prepared in the currency that most clearly reflects their business environment. This is referred to as their functional currency.

Since 1st July 2018, Argentina is considered to be hyperinflationary. IAS 29 “Financial Reporting in Hyperinflationary Economies” is applicable to entities whose functional currency is the Argentine peso. The functional currency of the Argentine Exploration & Production subsidiary is the US dollar, therefore IAS 29 has no incidence on the Group accounts. Net asset of the other business segments is not significant.

(i)    Monetary transactions

Transactions denominated in currencies other than the functional currency of the entity are translated at the exchange rate on the transaction date. At each balance sheet date, monetary assets and liabilities are translated at the closing rate and the resulting exchange differences are recognized in the statement of income.

(ii)   Translation of financial statements

Assets and liabilities of entities denominated in currencies other than dollar are translated into dollar on the basis of the exchange rates at the end of the period. The income and cash flow statements are translated using the average exchange rates for the period. Foreign exchange differences resulting from such translations are either recorded in shareholders’ equity under “Currency translation adjustments” (for the Group share) or under “Non-controlling interests” (for the share of non-controlling interests) as deemed appropriate.

1.2)  Significant accounting policies applicable in the future

The standards or interpretations published respectively by the International Accounting Standards Board (IASB) and the International Financial Reporting Standards Interpretations Committee (IFRS IC) which were not yet in effect at December 31, 2018, are as follows:

➢	Standards adopted by the European Union at December 31, 2018
•	IFRS 16 "Leases" applicable as of January 1, 2019. As regards the first application of this standard, the Group intends to:
-

apply the simplified retrospective transition method, by accounting for the cumulative effect of the initial application of the standard at the date of first application, without restating the comparative periods

-	use the following simplification measures provided by the standard in the transitional provisions:
o	not apply the standard to contracts that the Group had not previously identified as containing a lease under IAS 17 and IFRIC 4,
o	not take into account leases whose term ends within 12 months of the date of first application
-	recognize each lease component of the lease as a separate lease, apart from non-lease components (services) of the lease.

The expected impact of the application of this standard on January 1, 2019 on the Group's debt is between $5 and $6 billion.

•

IFRIC 23 interpretation “uncertainty over income tax treatments” applicable as of January 1, 2019 which refers to any situation of uncertainty regarding the acceptability of a tax treatment on income tax. An analysis of these situations is underway within the Group to assess the impacts of applying this interpretation. The expected impacts are not significant.